Note 10 - Other Assets	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Other Assets Disclosure [Text Block]
10.	OTHER ASSETS
(In Thousands)

	December 31
	2018	2017

Deferred charges	$1,408	$1,053
Land use rights	687	706
Refundable deposits	433	421
Deferred income tax assets – noncurrent	50	120

Total	$2,578	$2,300

Deferred charges are advanced payments for consulting, maintenance, and engineering license contracts and are amortized over the terms of the contracts from
2
to
5
years. Amortization expense of the deferred charges for the years ended
December 31, 2018,
2017,
and
2016,
was approximately
$629,000,
$633,000,
and
$560,000,
respectively.

Land use rights are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the term of the land use rights agreement which is
49.7
years. Amortization expense of the land use rights for the years ended
December 31, 2018,
2017,
and
2016,
was approximately
$19,000,
$18,000,
and
$19,000,
respectively.